FORM 13F

                                    UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                FORM 13F COVER PAGE

             Report for Calendar Year or Quarter Ended: March 31, 2004

          Check here if Amendment [  ]; Amendment Number:  _______________

                       This Amendment (Check only one):


  	              [  ]   is a restatement.

	              [  ]  adds new holdings entries.


                 Institutional Investment Manager Filing This Report:

            Name:  Allmerica Financial Investment Management Services, Inc.

              Address:  440 Lincoln Street, Worcester, Massachusetts 01653





    Form 13F File Number:  28-10284

 This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

         Person Signing this Report on Behalf of Reporting Manager:

                         Name: John P. Kavanaugh

                              Title:  President

                             Phone: (508) 855-2151





                    Signature, Place, and Date of Signing:

                          /s/ John P. Kavanaugh
                       [Signature] John P. Kavanaugh

                       Worcester, Massachusetts
                             [City, State]

                               May 10, 2004
                                   [Date]

     Report Type (Check only one):

 [   ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [ x ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

     Jennison Associates LLC					28-74
     T. Rowe Price Associates, Inc.				28-115
     Cramer Rosenthal McGlynn, LLC				28-05009
     Bank of Ireland Asset Management (U.S.) Limited		28-06734
     Putnam Investment Management, LLC			        28-90
     UBS Global Asset Management (Americas) Inc.		28-2682
     Goldman Sachs Asset Management, L.P. ("GSAM"),	        028-04981
      (filed by Goldman Sachs & Co. on behalf of GSAM)
     Opus Investment Management, Inc.				028-05067